Financial instruments - Foreign Exchange Currency Risk (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) alternative_energy_credit	Dec. 31, 2020 USD ($)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gain (loss) from change in fair value	$ 3,911	$ (34,548)
Realized loss related to settlement	$ (22,240)	(20,804)
Option pricing model | Discount rate | Bottom of range
Disclosure of nature and extent of risks arising from financial instruments [line items]
Significant unobservable input, liabilities	0.0274
Option pricing model | Discount rate | Top of range
Disclosure of nature and extent of risks arising from financial instruments [line items]
Significant unobservable input, liabilities	0.0280
Option pricing model | Volatility | Bottom of range
Disclosure of nature and extent of risks arising from financial instruments [line items]
Significant unobservable input, liabilities	0.1569
Option pricing model | Volatility | Top of range
Disclosure of nature and extent of risks arising from financial instruments [line items]
Significant unobservable input, liabilities	0.1792
Option pricing model | Foreign exchange rate | Bottom of range
Disclosure of nature and extent of risks arising from financial instruments [line items]
Significant unobservable input, liabilities	5.59
Option pricing model | Foreign exchange rate | Top of range
Disclosure of nature and extent of risks arising from financial instruments [line items]
Significant unobservable input, liabilities	6.17
Foreign exchange currency risk | Foreign exchange collar contracts
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	$ 28,700	34,500
Gain (loss) from change in fair value	3,900	(34,500)
Realized loss related to settlement	(22,200)	(20,800)
Currency Risk, US Dollar and Euros | Loans and borrowings
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	7,800	7,400
Currency Risk, US Dollar and Euros | Intercompany loan
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	$ 63,800	83,100
Currency Risk, Brazilian Real to US Dollar
Disclosure of nature and extent of risks arising from financial instruments [line items]
10 percent change on currency	10.00%
20 percent change on currency	20.00%
Impact of percent change on pre-tax net income	$ 7,000	8,900
Impact of 20% change on pre-tax net income	13,900	17,700
Currency Risk, Brazilian Real to US Dollar | Foreign exchange collar contracts
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	$ 179,500	285,700
Average floor rate | alternative_energy_credit	4.24
Average cap rate | alternative_energy_credit	4.76
Currency Risk, Brazilian Real to Euros
Disclosure of nature and extent of risks arising from financial instruments [line items]
10 percent change on currency	10.00%
20 percent change on currency	20.00%
Impact of percent change on pre-tax net income	$ 200	200
Impact of 20% change on pre-tax net income	$ 400	$ 400